LONG TERM EMPLOYEE RELATED OBLIGATIONS (Tables)	0 Months Ended
Dec. 31, 2013
Long Term Employee Related Obligations Tables [Abstract]
Long-term employee-related obligations
NOTE 11—LONG-TERM EMPLOYEE-RELATED OBLIGATIONS:

a.	Long-term employee-related obligations consisted of the following:
		December 31,
		2013	2012

		(U.S. $ in millions)
	Accrued severance obligations	$132	$135
	Defined benefit plans	149	160

	Total	$281	$295